EMPLOYEE BENEFIT PLANS - Short-term employment benefit plans (Details) - Other liabilities - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Current severance obligation	$ 73,475	$ 95,331
Bonuses and short-term benefits	640,458	526,273
Other employment benefit plans	$ 713,933	$ 621,604